Summary of Movement of Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance	$ 2,346,160	$ 2,732,279	$ 3,048,855
Ending balance	1,992,748	2,346,160		$ 3,048,855
Benefit	(357,624)	$ (415,819)	(316,576)
Less: current portion	716,812		711,667
Total non-current portion	$ 718,731		1,245,416
ASC 460 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance
Initial recognition as per Second Amended CAA			2,135,000
Ending balance			1,957,083
Benefit			(177,917)
Less: current portion			(711,667)
Total non-current portion			1,245,416
ASC 326 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance				1,393,131
Initial recognition as per Second Amended CAA			1,091,772
Ending balance			1,091,772
Benefit				(1,393,131)
Less: current portion			(433,968)
Total non-current portion			657,804
ASC460 and ASC326 Total [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Beginning balance				1,393,131
Initial recognition as per Second Amended CAA			3,226,772
Ending balance			3,048,855
Benefit			(177,917)	(1,393,131)
Less: current portion			(1,145,635)
Total non-current portion			$ 1,903,220